SHORT-TERM AND LONG-TERM DEBT (Schedule of Debt Principal) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 432,918
2025	686,855
2026	400,630
2027	355,787
2028	61,723
Thereafter	225,775
Total debt principal	$ 2,163,688	$ 2,213,636